Issued Capital and Reserves - Overview and General Remarks (Details) - 9 months ended Sep. 30, 2022 $ in Millions	USD ($)	€ / shares	USD ($) shares
Issued Capital and Reserves
Offering costs for legal, accounting, printing and registration fees | $	$ 1.0
Remaining authorized for sale value | $			$ 567.3
Common shares
Issued Capital and Reserves
Number of shares authorized			386,250,000
Notional value per share | € / shares		€ 0.12
Preferred shares
Issued Capital and Reserves
Number of shares authorized			386,250,000
Notional value per share | € / shares		€ 0.12
Number of shares issued			0